Financial instruments - Reconciliation of Asset and Liability Hedging Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, beginning balance	$ (25,826)	$ 2,520
Hedging derivative, ending balance	12,763	(25,826)
Investment hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, beginning balance	15,405	(18,300)
Hedging derivative, ending balance	(23,420)	15,405
Hedging derivatives – cash requirements for Australia’s business
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, beginning balance	0	1,437
Hedging derivative, ending balance	0	0
Non-hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Hedging derivative, beginning balance	2,510	(14,275)
Hedging derivative, ending balance	540	2,510
Cash Flow | Debt hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	5,673	6,298
Cash Flow | Investment hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	585	(4,368)
Cash Flow | Hedging derivatives – cash requirements for Australia’s business
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	0	0
Cash Flow | Non-hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	0	(345)
Income Statement | Debt hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	42,251	(47,238)
Income Statement | Investment hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	(45,540)	37,938
Income Statement | Hedging derivatives – cash requirements for Australia’s business
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	0	0
Income Statement | Non-hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	(1,970)	17,130
Equity and Others | Debt hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	(9,335)	12,594
Equity and Others | Investment hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	6,130	135
Equity and Others | Hedging derivatives – cash requirements for Australia’s business
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	0	(1,437)
Equity and Others | Non-hedging derivatives
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedging derivatives	$ 0	$ 0